SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenues by Geographical Area

		Year ended December 31,
		2012	2011	2010

1.	Revenues *):

	Israel	$60,423	$61,498	$53,574
	Latin America	12,611	12,856	11,483
	Europe	10,289	10,275	7,553
	Other	1,509	1,289	1,253

		$84,832	$85,918	$73,863

*)	Revenues are attributed to geographic areas based on the location of the end-customers.

Schedule of Long-Lived Assets by Geographical Area

		December 31,
		2012	2011	2010

2.	Long-lived assets:

	Israel	$58,200	$56,735	$70,166
	Argentina	1,203	1,179	1,356
	Mexico	386	445	156
	Other	7	3	-

		$59,796	$58,362	$71,678

Year 2012 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$22,660	$68,540	$91,200
Intersegments revenues	(6,368)	-	(6,368)

Revenues from external customers	$16,292	$68,540	$84,832

Segments operating profit	$1,731	$3,015	$4,746

Segments assets	$12,522	$85,003	$97,525

Depreciation, amortization and impairment expenses	$561	$4,985	$5,546

Expenditures for assets	$156	$3,877	$4,033

Schedule of Segment Reconciliation
Segments operating income	$4,746
Intercompany losses on intersegment sales	342

Operating income	$5,088

Segments assets	$97,525
Intercompany elimination	(1,240)

Total assets	$96,285

Year 2011 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$24,199	$68,709	$92,908
Intersegments revenues	(6,990)	-	(6,990)

Revenues from external customers	$17,209	$68,709	$85,918

Segments operating profit (loss)	$(5,366)	$2,512	$(2,854)

Segments assets	$16,780	$74,146	$90,926

Depreciation, amortization and impairment expenses	$8,224	$4,486	$12,710

Expenditures for assets	$247	$4,198	$4,445

Schedule of Segment Reconciliation
Segments operating income	$(2,854)
Intercompany losses on intersegment sales	241

Operating income	$(2,613)

Segments assets	$90,926
Intercompany elimination	(1,588)

Total assets	$89,338

Year 2010 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$23,533	$58,627	$82,160
Intersegments revenues	(8,297)	-	(8,297)

Revenues from external customers	$15,236	$58,627	$73,863

Segments operating profit	$2,839	$3,898	$6,737

Segments assets	$25,163	$80,112	$105,275

Depreciation and amortization expenses	$1,360	$4,208	$5,568

Expenditures for assets	$471	$4,010	$4,481

Schedule of Segment Reconciliation
Segments operating income	$6,737
Intercompany income on intersegment sales	(100)

Operating income	$6,637

Segments assets	$105,275
Intercompany elimination	(1,845)

Total assets	$103,430